Note Fair value of financial instruments (Carrying or notional amounts and estimated fair values for financial instruments) (Detail) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Financial Assets:
Cash And Due From Banks		$ 402,857		$ 362,394
Money market investments		5,255,119		2,890,217
Trading account securities, excluding derivatives		43,187		59,805
Available For Sale Securities		10,178,738	[1]	8,209,806	[2]
Investment securities held-to-maturity, at amortized cost		93,821	[3]	98,101	[4]
Held To Maturity Securities Fair Value		84,303	[3]	75,576	[4]
Other investment securities
FDIC loss-share asset		45,192		69,334
Mortgage servicing rights		168,031		196,889		$ 211,405
Derivatives		16,719		14,094
Deposits
Time deposits		7,514,878		7,709,542
Total deposits		35,453,508		30,496,224
Notes payable:
Others		18,642		18,071
Notes Payable		1,536,356		1,574,852
Carrying amount
Financial Assets:
Cash And Due From Banks		402,857		362,394
Money market investments		5,255,119		2,890,217
Trading account securities, excluding derivatives	[5]	43,007		59,796
Available For Sale Securities	[5]	10,178,738		8,209,806
Investment securities held-to-maturity, at amortized cost		93,821		98,101
Other investment securities
FHLB Stock		57,819		58,033
FRB stock		94,308		94,672
Trust preferred securities fair value		13,198		13,198
Other investments		1,900		1,915
Total other investment securities		167,225		167,818
Loans held-for-sale		132,395		88,821
Loans covered under loss sharing agreements with the FDIC		484,030		542,528
FDIC loss-share asset		45,192		69,334
Mortgage servicing rights		168,031		196,889
Derivatives		16,719		14,094
Deposits
Demand deposits		27,938,630		22,786,682
Time deposits		7,514,878		7,709,542
Total deposits		35,453,508		30,496,224
Federal funds purchased and assets sold under agreements to repurchase		390,921		479,425
Other short-term borrowings	[6]	96,208		1,200
Notes payable:
Advances with the FHLB		631,490		672,670
Senior Long Term Notes		446,873		444,788
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust		439,351		439,323
Others		18,642		18,071
Notes Payable		1,536,356		1,574,852
Derivatives		14,431		12,842
Contingent consideration		164,858		153,158
Fair Value
Financial Assets:
Cash And Cash Equivalents Fair Value Disclosure		402,857		362,394
Money Market Investments Fair Value		5,255,119		2,890,217
Trading account securities, excluding derivatives		43,007		59,796
Available For Sale Securities		10,178,738		8,209,806
Held To Maturity Securities Fair Value		84,303		75,576
Other investment securities
FHLB Stock		57,819		58,033
FRB stock		94,308		94,672
Trust preferred securities		13,198		13,198
Other investments		5,214		4,987
Total other investment securities		170,539		170,890
Loans held-for-sale		134,839		90,013
F D I C Indemnification Asset Fair Value Portion		33,323		63,187
Mortgage servicing rights		168,031		196,889
Derivatives		16,719		14,094
Deposits
Demand deposits		27,938,630		22,786,682
Time deposits		7,381,232		7,708,724
Deposits		35,319,862		30,495,406
Federal funds purchased and assets sold under agreements to repurchase		390,752		479,439
Other short-term borrowings		96,208		1,200
Notes payable:
FHLB advances		628,839		671,872
Unsecured senior debt securities		463,554		466,263
Junior subordinated deferrable interest debentures		406,883		399,370
Others		18,642		18,071
Notes payable		1,517,918		1,555,576
Derivatives		14,431		12,842
Contingent consideration		164,858		153,158
Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Available For Sale Securities		6,609		22,771
Investment securities held-to-maturity, at amortized cost		92,754		96,027
Held To Maturity Securities Fair Value		83,239		73,540
Obligations of Puerto Rico, States and political subdivisions | Carrying amount
Financial Assets:
Investment securities held-to-maturity, at amortized cost		92,754		96,027
Obligations of Puerto Rico, States and political subdivisions | Fair Value
Financial Assets:
Held To Maturity Securities Fair Value		83,239		73,540
Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Available For Sale Securities		943,753		1,221,526
Investment securities held-to-maturity, at amortized cost		67		74
Held To Maturity Securities Fair Value		71		78
Collateralized Mortgage Obligations - Federal agencies | Carrying amount
Financial Assets:
Investment securities held-to-maturity, at amortized cost		67		74
Collateralized Mortgage Obligations - Federal agencies | Fair Value
Financial Assets:
Held To Maturity Securities Fair Value		71		78
Other
Financial Assets:
Available For Sale Securities		802		9,585
Investment securities held-to-maturity, at amortized cost		1,000		2,000
Held To Maturity Securities Fair Value		993		1,958
Other | Carrying amount
Financial Assets:
Investment securities held-to-maturity, at amortized cost		1,000		2,000
Other | Fair Value
Financial Assets:
Held To Maturity Securities Fair Value		993		1,958
Level 1
Financial Assets:
Cash And Cash Equivalents Fair Value Disclosure		402,857		362,394
Money Market Investments Fair Value		5,245,346		2,854,777
Trading account securities, excluding derivatives	[5]	261		0
Available For Sale Securities	[5]	503,385		0
Held To Maturity Securities Fair Value		0		0
Other investment securities
FHLB Stock		0		0
FRB stock		0		0
Trust preferred securities		0		0
Other investments		0		0
Total other investment securities		0		0
Loans held-for-sale		0		0
F D I C Indemnification Asset Fair Value Portion		0		0
Mortgage servicing rights		0		0
Derivatives		0		0
Deposits
Demand deposits		0		0
Time deposits		0		0
Deposits		0		0
Federal funds purchased and assets sold under agreements to repurchase		0		0
Other short-term borrowings	[6]	0		0
Notes payable:
FHLB advances		0		0
Unsecured senior debt securities		0		0
Junior subordinated deferrable interest debentures		0		0
Others		0		0
Notes payable		0		0
Derivatives		0		0
Contingent consideration		0		0
Level 1 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Held To Maturity Securities Fair Value		0		0
Level 1 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Held To Maturity Securities Fair Value		0		0
Level 1 | Other
Financial Assets:
Held To Maturity Securities Fair Value		0		0
Level 2
Financial Assets:
Cash And Cash Equivalents Fair Value Disclosure		0		0
Money Market Investments Fair Value		9,773		35,440
Trading account securities, excluding derivatives	[5]	41,645		53,118
Available For Sale Securities	[5]	9,674,065		8,208,414
Held To Maturity Securities Fair Value		750		1,738
Other investment securities
FHLB Stock		57,819		58,033
FRB stock		94,308		94,672
Trust preferred securities		13,198		13,198
Other investments		6		0
Total other investment securities		165,331		165,903
Loans held-for-sale		0		504
F D I C Indemnification Asset Fair Value Portion		0		0
Mortgage servicing rights		0		0
Derivatives		16,719		14,094
Deposits
Demand deposits		27,938,630		22,786,682
Time deposits		7,381,232		7,708,724
Deposits		35,319,862		30,495,406
Federal funds purchased and assets sold under agreements to repurchase		390,752		479,439
Other short-term borrowings	[6]	96,208		1,200
Notes payable:
FHLB advances		628,839		671,872
Unsecured senior debt securities		463,554		466,263
Junior subordinated deferrable interest debentures		406,883		399,370
Others		0		0
Notes payable		1,499,276		1,537,505
Derivatives		14,431		12,842
Contingent consideration		0		0
Level 2 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Held To Maturity Securities Fair Value		0		0
Level 2 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Held To Maturity Securities Fair Value		0		0
Level 2 | Other
Financial Assets:
Held To Maturity Securities Fair Value		750		1,738
Level 3
Financial Assets:
Cash And Cash Equivalents Fair Value Disclosure		0		0
Money Market Investments Fair Value		0		0
Trading account securities, excluding derivatives	[5]	1,101		6,678
Available For Sale Securities	[5]	1,288		1,392
Held To Maturity Securities Fair Value		83,553		73,838
Other investment securities
FHLB Stock		0		0
FRB stock		0		0
Trust preferred securities		0		0
Other investments		5,208		4,987
Total other investment securities		5,208		4,987
Loans held-for-sale		134,839		89,509
F D I C Indemnification Asset Fair Value Portion		33,323		63,187
Mortgage servicing rights		168,031		196,889
Derivatives		0		0
Deposits
Demand deposits		0		0
Time deposits		0		0
Deposits		0		0
Federal funds purchased and assets sold under agreements to repurchase		0		0
Other short-term borrowings	[6]	0		0
Notes payable:
FHLB advances		0		0
Unsecured senior debt securities		0		0
Junior subordinated deferrable interest debentures		0		0
Others		18,642		18,071
Notes payable		18,642		18,071
Derivatives		0		0
Contingent consideration		164,858		153,158
Level 3 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Held To Maturity Securities Fair Value		83,239		73,540
Level 3 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Held To Maturity Securities Fair Value		71		78
Level 3 | Other
Financial Assets:
Held To Maturity Securities Fair Value		243		220
Non-covered loans | Carrying amount
Other investment securities
Loans held in portfolio, net		23,702,612		22,263,446
Non-covered loans | Fair Value
Other investment securities
Loans Receivable, Fair Value Disclosure		21,883,003		20,578,904
Non-covered loans | Level 1
Other investment securities
Loans Receivable, Fair Value Disclosure		0		0
Non-covered loans | Level 2
Other investment securities
Loans Receivable, Fair Value Disclosure		0		0
Non-covered loans | Level 3
Other investment securities
Loans Receivable, Fair Value Disclosure		21,883,003		20,578,904
Covered loans | Fair Value
Other investment securities
Loans Receivable, Fair Value Disclosure		465,893		515,808
Covered loans | Level 1
Other investment securities
Loans Receivable, Fair Value Disclosure		0		0
Covered loans | Level 2
Other investment securities
Loans Receivable, Fair Value Disclosure		0		0
Covered loans | Level 3
Other investment securities
Loans Receivable, Fair Value Disclosure		$ 465,893		$ 515,808

[1]
Includes $6.6 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $5.6 billion serve as collateral for public funds.

[2]
Includes $4.1 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $3.4 billion serve as collateral for public funds.

[3]	Includes $92.8 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[4]	Includes $53.1 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[5]	Refer to Note 31 to the C onsolidated F inancial S tatements for the fair value by class of financial asset and its hierarchy level.
[6]	Refer to Note 20 to the Consolidated F inancial S tatements for the composition of other short-term borrowings.